United States Security and Exchange Commission


FORM 13F COVER PAGE

"Report for the Calendar Year to Quarter Ended: December, 31, 2001." Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			"Spero-Smith Investment Advisers, Inc."
Address:		3601 Green Road
			Suite 102
			"Cleveland, OH  44122"

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit is, that all " "information contained herein is true, correct and complete, " "and that it is understood that all required items, " "statements, schedules, lists, and tables, are " considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Denise Farkas
Title: 	Senior Vice-President
Phone:	216-464-6266
"Signature, Place and Date of Signing:"

Denise Farkas	"Cleveland, Ohio"		Feb 13, 2002

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	24

Form 13F Information Table Value Total:	"$63,613,455 "

                                     Title of               Value           Invst  Other   Voting Authority
Name of Issuer                        Class      Cusip    (x$1000) Shares    Disc  Mngrs     Sole  Shared  None

Intel Corp                             Com       460146103  3,933    125053  Sole            125053
General Electric                       Com       369604103  3,741     93333  Sole             93333
Microsoft Corp                         Com       594918104  3,053     46088  Sole             46088
Citigroup, Inc.                        Com       172967101  3,049     60396  Sole             60396
Progressive Ins                        Com       743315103  3,018     20217  Sole             20217
ExxonMobil                             Com    330231g102    2,911     74078  Sole             74078
American International Group           Com    026874107     2,874     36197  Sole             36197
Charter One Financial                  Com       160903100  2,856    105207  Sole            105207
Danaher Corp                           Com       235851102  2,844     47155  Sole             47155
Johnson & Johnson                      Com       478160104  2,785     47123  Sole             47123
Medtronic, Inc.                        Com       585055106  2,740     53512  Sole             53512
Alcoa, Inc.                            Com    013817101     2,619     73679  Sole             73679
MBNA Corp                              Com    55262l100     2,543     72241  Sole             72241
Pfizer, Inc.                           Com       717081103  2,466     61891  Sole             61891
American Electric Power                Com    025537101     2,430     55822  Sole             55822
Amgen                                  Com    031162100     2,342     41489  Sole             41489
Kimberly-Clark Corp                    Com    494368103     2,306     38555  Sole             38555
Applied Materials                      Com    038222105     2,288     57050  Sole             57050
Sun Microsystems, Inc.                 Com       866810104  2,269    184472  Sole            184472
Fifth Third Bancorp                    Com       316773100  2,221     36215  Sole             36215
Cardinal Health, Inc.                  Com    14149y108     2,161     33423  Sole             33423
TRW, Inc.                              Com       872649108  2,110     56965  Sole             56965
Safeway, Inc.                          Com       786514208  2,027     48555  Sole             48555
FirstEnergy Corp                       Com       337932107  2,026     57933  Sole             57933